Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt

As at December 31,	Notes	2024	2023
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	173	179
Total Debt Principal		173	179
B) Long-Term Debt

As at December 31,	Notes	2024	2023
Committed Credit Facility	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	5,470	5,028
Canadian Dollar Unsecured Notes	ii	2,000	2,000
Total Debt Principal		7,470	7,028
Debt Premiums (Discounts), Net, and Transaction Costs		64	80
Long-Term Debt		7,534	7,108
Less: Current Portion		192	—
Long-Term Portion		7,342	7,108

Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes
The principal amounts of the Company’s outstanding unsecured notes are:

	2024		2023
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
5.38% due July 15, 2025	133	192	133	176
4.25% due April 15, 2027	373	537	373	493
4.40% due April 15, 2029	183	262	183	241
2.65% due January 15, 2032	500	720	500	661
5.25% due June 15, 2037	333	479	333	441
6.80% due September 15, 2037	191	275	191	253
6.75% due November 15, 2039	652	938	652	862
4.45% due September 15, 2042	91	131	91	121
5.20% due September 15, 2043	27	39	27	36
5.40% due June 15, 2047	569	818	569	752
3.75% due February 15, 2052	750	1,079	750	992
	3,802	5,470	3,802	5,028
Canadian Dollar Unsecured Notes
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,000
Total Unsecured Notes		7,470		7,028

Mandatory Debt Payments

	U.S. Dollar Unsecured Notes		Canadian Dollar Unsecured Notes	Total
As at December 31, 2024	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2025	133	192	—	192
2026	—	—	—	—
2027	373	537	750	1,287
2028	—	—	1,250	1,250
2029	183	262	—	262
Thereafter	3,113	4,479	—	4,479
	3,802	5,470	2,000	7,470

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at December 31,	2024	2023
Short-Term Borrowings	173	179
Current Portion of Long-Term Debt	192	—
Long-Term Portion of Long-Term Debt	7,342	7,108
Total Debt	7,707	7,287
Less: Cash and Cash Equivalents	(3,093)	(2,227)
Net Debt	4,614	5,060

Net Earnings (Loss)	3,142	4,109
Add (Deduct):
Finance Costs, Net (1)	514	538
Income Tax Expense (Recovery)	929	931
Depreciation, Depletion and Amortization	4,871	4,644
Exploration and Evaluation Asset Write-downs	37	29
(Income) Loss From Equity-Accounted Affiliates	(66)	(51)
Unrealized (Gain) Loss on Risk Management	12	52
Foreign Exchange (Gain) Loss, Net	462	(67)
(Gain) Loss on Divestiture of Assets (1)	(119)	20
Re-measurement of Contingent Payments	30	59
Other (Income) Loss, Net	(55)	(63)
Adjusted EBITDA (2)	9,757	10,201

Net Debt to Adjusted EBITDA (times)	0.5	0.5
(1)Revised presentation as of January 1, 2024. See Note 4.
(2)Calculated on a trailing twelve-month basis.

Disclosure Of Net Debt To Adjusted Funds Flow
Net Debt to Adjusted Funds Flow

As at December 31,	2024	2023
Net Debt	4,614	5,060

Cash From (Used in) Operating Activities	9,235	7,388
(Add) Deduct:
Settlement of Decommissioning Liabilities	(234)	(222)
Net Change in Non-Cash Working Capital	1,305	(1,193)
Adjusted Funds Flow (1)	8,164	8,803

Net Debt to Adjusted Funds Flow (times)	0.6	0.6
(1)Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

As at December 31,	2024	2023
Net Debt	4,614	5,060
Shareholders’ Equity	29,754	28,698
Capitalization	34,368	33,758

Net Debt to Capitalization (percent)	13	15